Description of Organization and Business Operations (Details) - USD ($)		12 Months Ended
	Mar. 09, 2021	Dec. 31, 2021	Jun. 30, 2022
Description of Organization and Business Operations [Line Items]
Units in shares (in Dollars per share)			$ 1.5
Price per shares (in Dollars per share)	$ 10	$ 10
Transaction costs		$ 5,787,651
Underwriting fee		5,175,000
Other offering costs		$ 612,651
Net proceeds amount	$ 258,750,000
Fair market value percentage		80.00%
Ownership percentage		50.00%
Public Per Shares		$ 10
Aggregate public share percentage		15.00%
Public shares, percentage		100.00%
Interest payable		$ 100,000
Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Net tangible assets		$ 5,000,001
IPO [Member]
Description of Organization and Business Operations [Line Items]
Units in shares (in Dollars per share)	$ 25,875,000
Underwriter units exercise (in Shares)	3,375,000
Price per shares (in Dollars per share)	$ 10
Gross proceeds	$ 258,750,000
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Price per shares (in Dollars per share)		$ 1.5
Gross proceeds		$ 6,925,000
Warrants shares (in Shares)		4,616,667